CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net (loss) income	$ (4,651,858)	$ 7,922,013	$ (1,311,951)	$ (2,300,196)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	504,543	444,658	933,600	767,254
Amortization of debt discount	15,669	589,474	589,474	210,526
Stock issued pursuant to employment agreement	0	35,075	42,125	5,650
Stock-based compensation	2,344,286	0	7,915,833	0
Stock issued for services	366,000	0
Loss on equity investment	0	38,552	38,552	310,754
Gain on sale of equity investment	0	(7,899,306)	(7,899,306)	0
Interest accrued on notes receivable	(60,822)	0
Bad debt expense			(300,000)	400,000
Other			34,816	0
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(6,767)	38,215	(352,787)	(174,317)
Prepaid inventory	(3,225,506)	(1,019,029)	1,215,211	(474,321)
Inventory	1,767,145	(1,399,166)	(9,192,929)	(2,127,845)
Accounts receivable	(857,323)	(513,051)	1,205,952	(1,744,064)
Accounts payable and accrued expenses	(21,614)	729,507	190,859	24,622
Accrued expenses			178,552	222,703
Net cash used in operating activities	(3,826,247)	(1,033,058)	(6,711,999)	(4,879,234)
INVESTING ACTIVITIES
Cash received on acquisition			0	50,775
Purchase of equipment	(89,983)	(213,859)	(449,211)	(226,594)
Cash paid on PhytoSPHERE agreement			0	(950,000)
Investment in KanaLife Sciences			0	(750,000)
Issuance of note receivable			(1,200,000)	0
Repayment of principal on notes receivable	151,522	118,658	264,827	0
Net cash provided by (used in) investing activities	61,539	(95,201)	(1,384,384)	(1,875,819)
FINANCING ACTIVITIES
Common stock issued for cash	2,520,000	8,247,500	8,247,500	2,731,423
Proceeds from convertible debt	1,020,000	0
Convertible debt issuance costs	(266,024)	0
Proceeds from (payment of) loan from Roen Ventures	0	(92,069)
Proceeds from loan from Roen Ventures, LLC			0	6,192,069
Repayment of loan to Roen Ventures, LLC			(92,069)	(100,000)
Repayment of related party loan	0	(300)	(300)	(200)
Common stock to be issued			0	175,000
Net cash provided by financing activities	3,273,976	8,155,131	8,155,131	8,998,292
Net (decrease) increase in cash	(490,732)	7,026,872	58,748	2,243,239
Cash, beginning of period	2,302,418	2,243,670	2,243,670	431
Cash, end of period	1,811,686	9,270,542	2,302,418	2,243,670
Supplemental disclosure of non-cash transactions:
Value of debt discount			0	800,000
Accounts receivable assumed from acquisition			0	396,438
Inventory assumed from acquisition			0	345,477
Prepaid inventory assumed from acquisition			0	1,260,510
Property and equipment assumed from acquisition			0	1,288
Goodwill			0	1,855,512
Intangible assets acquired from acquisition			0	4,110,000
Amount due to PhytoSPHERE Agreement			0	(1,314,878)
Common Shares issued for acquisition			0	7,070,000
Conversion of accounts receivable to notes receivable	0	6,000,000	(600,000)	0
Conversion of line of credit to common stock	0	(600,000)	6,000,000	0
Common stock to be issued	0	(175,000)	(175,000)	0
Common stock received in exchange for sale of investment	0	8,300,000	8,300,000	0
Supplemental cash flow disclosures:
Interest paid	1,289	187,453	187,453	0
Taxes paid	$ 24,854	$ 44,766	$ 0	$ 0